August 7, 2007

VIA EDGAR

                                              Boulder Growth & Income Fund, Inc.
                                                     2344 Spruce Street, Suite A
                                                               Boulder, CO 80302
                                                                   (303)444-5483

Secretary
Securities and Exchange Commission 100 F Street, N.E.
Washington, DC 20549
Attention: Valerie Lithotomos

     Re: Boulder Growth & Income Fund Pre-Effective Registration Statement on Form N-2 (File Nos. 333-142681 & 811-023288)

Dear Ms. Lithotomos:

     Pursuant to our telephone conversation with you and your staff on Monday, August 6, 2007, we have made the suggested revisions to the Boulder Growth & Income Fund, Inc.'s (the "Company") Form N-2 and accompanying Statement of Additional Information. We appreciate your comments. Also, you requested that we file the Company's amended Registration Statement with a request for accelerated review.

     Based on your request, and per Rule 461 under the Securities Act of 1933, Boulder Growth & Income Fund, Inc. (the "Company") hereby requests that the effective date of the above-referenced Registration Statement be accelerated so that the Registration Statement may become effective by 12:00 p.m. Washington, D.C. time on Thursday, August 9, 2007, or as soon thereafter as practicable.

     The Company acknowledges the following: (1) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (2) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (3) the Company may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

Boulder Growth & Income Fund, Inc.

By:

/s/ Joel L. Terwilliger


Joel L. Terwilliger

Associate General Counsel & Chief Compliance Officer